1
Gabelli ESG Fund, Inc.
Schedule of Investments — June 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 96 .0%
Airlines — 0 .1%
750 Delta Air Lines Inc. † ................................. $ 21,727
Automotive — 3 .0%
9,775 Daimler Truck Holding AG † ....................... 255,171
2,000 General Motors Co. † ................................ 63,520
3,950 Mercedes-Benz Group AG ......................... 228,578
2,290 Toyota Motor Corp. , ADR .......................... 353,049
900,318
Automotive: Parts and Accessories — 0 .8%
1,060 Aptiv plc † ................................................. 94,414
1,000 Genuine Parts Co. ..................................... 133,000
227,414
Beverage — 1 .4%
5,200 Danone SA ............................................... 290,232
2,275 The Coca-Cola Co. .................................... 143,120
433,352
Broadcasting — 0 .4%
3,500 Liberty Media Corp.-
Liberty SiriusXM , Cl. C † ........................ 126,175
Building and Construction — 2 .8%
17,200 Canfor Corp. † ........................................... 299,984
1,650 Cavco Industries Inc. † .............................. 323,384
1,040 Jacobs Engineering Group Inc. ................. 132,215
2,000 Johnson Controls International plc ............ 95,760
851,343
Business Services — 0 .3%
250 Mastercard Inc. , Cl. A ............................... 78,870
Cable and Satellite — 1 .4%
9,141 Comcast Corp. , Cl. A ................................ 358,693
3,850 EchoStar Corp. , Cl. A † .............................. 74,305
432,998
Computer Hardware — 1 .2%
2,475 International Business Machines Corp. ...... 349,445
Computer Software and Services — 7 .1%
476 Alphabet Inc. , Cl. A † ................................. 1,037,328
3,425 Cisco Systems Inc. ................................... 146,042
1,875 Dell Technologies Inc. , Cl. C ...................... 86,644
10,000 Hewlett Packard Enterprise Co. ................. 132,600
1,040 Microsoft Corp. ........................................ 267,103
4,750 NortonLifeLock Inc. .................................. 104,310
600 Rockwell Automation Inc. ......................... 119,586
695 Salesforce Inc. † ....................................... 114,703
900 SAP SE , ADR ............................................ 81,648
500 VMware Inc. , Cl. A .................................... 56,990
2,146,954
Consumer Products — 4 .3%
4,000 Church & Dwight Co. Inc. ......................... 370,640
Shares
Market
Value
1,000 Johnson Outdoors Inc. , Cl. A .................... $ 61,160
10,625 Sony Group Corp. , ADR ............................ 868,806
1,300,606
Consumer Services — 2 .4%
8,500 Resideo Technologies Inc. † ...................... 165,070
13,000 Terminix Global Holdings Inc. † ................. 528,450
1,550 Uber Technologies Inc. † ........................... 31,713
725,233
Diversified Industrial — 2 .7%
11,650 ABB Ltd. , ADR .......................................... 311,405
700 Agilent Technologies Inc. .......................... 83,139
16,000 Bollore SE ................................................ 74,111
2,000 Carrier Global Corp. .................................. 71,320
14,000 Flex Ltd. † ................................................. 202,580
1,600 Siemens AG , ADR ..................................... 81,728
824,283
Energy and Utilities — 4 .8%
1,500 Enviva Inc. ............................................... 85,830
17,400 NextEra Energy Inc. .................................. 1,347,804
1,433,634
Entertainment — 2 .7%
1,000 Madison Square Garden Sports Corp. † ..... 151,000
1,500 The Walt Disney Co. † ............................... 141,600
10,000 Universal Music Group NV ........................ 200,515
30,000 Vivendi SE ................................................ 304,827
797,942
Environmental Services — 5 .3%
3,100 Ecolab Inc. ............................................... 476,656
16,199 Evoqua Water Technologies Corp. † ........... 526,629
3,000 Waste Connections Inc. ............................ 371,880
1,500 Waste Management Inc. ........................... 229,470
1,604,635
Equipment and Supplies — 2 .1%
800 3M Co. ..................................................... 103,528
45,000 Ardagh Metal Packaging SA ...................... 274,500
10,000 Mueller Water Products Inc. , Cl. A ............. 117,300
545 Parker-Hannifin Corp. ............................... 134,097
629,425
Financial Services — 17 .4%
49,730 Aegon NV ................................................. 215,129
8,550 Ally Financial Inc. ..................................... 286,511
5,000 American Express Co. ............................... 693,100
32,200 Banco Bilbao Vizcaya Argentaria SA .......... 146,128
85,000 Barclays plc .............................................. 158,434
2,220 Citigroup Inc. ........................................... 102,098
27,000 Commerzbank AG † ................................... 189,178
14,096 Credit Agricole SA .................................... 128,973
62,300 Daiwa Securities Group Inc. ...................... 278,256
649 Diamond Hill Investment Group Inc. .......... 112,692

Gabelli ESG Fund, Inc.
Schedule of Investments (Continued) — June 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Financial Services (Continued)
1,500 Franklin Resources Inc. ............................ $ 34,965
18,100 ING Groep NV .......................................... 178,886
1,450 Intercontinental Exchange Inc. .................. 136,358
15,500 Kinnevik AB , Cl. B † ................................... 249,703
111,893 NatWest Group plc ................................... 297,341
6,676 NN Group NV ........................................... 303,212
1,350 PayPal Holdings Inc. † ............................... 94,284
2,125 S&P Global Inc. ........................................ 716,253
1,750 Shinhan Financial Group Co. Ltd. , ADR ..... 49,980
1,644 Societe Generale SA ................................. 35,990
18,300 Standard Chartered plc ............................. 137,803
3,850 State Street Corp. ..................................... 237,352
7,800 The Bank of New York Mellon Corp. .......... 325,338
2,550 Webster Financial Corp. ............................ 107,483
5,215,447
Food — 8 .4%
10,000 Mondelēz International Inc. , Cl. A .............. 620,900
9,600 Nestlé SA ................................................. 1,120,646
4,700 The Hain Celestial Group Inc. † .................. 111,578
14,675 Unilever plc , ADR ..................................... 672,555
2,525,679
Health Care — 11 .8%
3,100 Baxter International Inc. ............................ 199,113
600 Becton, Dickinson and Co. ........................ 147,918
11,310 Bristol-Myers Squibb Co. .......................... 870,870
335 Cigna Corp. .............................................. 88,279
2,300 Gilead Sciences Inc. ................................. 142,163
1,000 GSK plc , ADR ........................................... 43,530
950 HCA Healthcare Inc. .................................. 159,657
5,000 Henry Schein Inc. † ................................... 383,700
470 Illumina Inc. † ........................................... 86,649
640 Laboratory Corp. of America Holdings ....... 149,991
3,700 Medtronic plc ........................................... 332,075
850 Merck & Co. Inc. ...................................... 77,495
1,280 Vertex Pharmaceuticals Inc. † .................... 360,691
2,835 Zoetis Inc. ................................................ 487,308
3,529,439
Machinery — 7 .6%
515 Caterpillar Inc. .......................................... 92,061
104,900 CNH Industrial NV .................................... 1,215,791
12,500 Xylem Inc. ................................................ 977,250
2,285,102
Retail — 2 .0%
2,100 Lowe's Companies Inc. ............................. 366,807
1,175 NIKE Inc. , Cl. B ......................................... 120,085
875 Target Corp. ............................................. 123,576
610,468
Shares
Market
Value
Semiconductors — 1 .8%
880 Applied Materials Inc. ............................... $ 80,063
6,700 Intel Corp. ................................................ 250,647
390 NVIDIA Corp. ........................................... 59,120
1,080 QUALCOMM Inc. ...................................... 137,959
527,789
Specialty Chemicals — 3 .0%
1,250 Air Products and Chemicals Inc. ............... 300,600
4,825 International Flavors & Fragrances Inc. ..... 574,754
2,500 Momentive Global Inc. † ............................ 22,000
897,354
Telecommunications — 1 .0%
535 American Tower Corp. , REIT ..................... 136,741
10,900 Vodafone Group plc , ADR ......................... 169,822
306,563
Transportation — 0 .2%
900 Canadian Pacific Railway Ltd. ................... 62,856
TOTAL COMMON STOCKS ........................ 28,845,051
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 4 .0%
$ 1,210,000 U.S. Treasury Bills,
0.731 % to 1.683% †† ,
07/14/22 to 09/29/22 ............................ 1,207,134
TOTAL INVESTMENTS — 100.0%
(Cost $ 25,553,665 ) ............................... $ 30,052,185
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
REIT Real Estate Investment Trust